U.S. Bancorp (Parent Company) - Condensed Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Available-for-sale securities	[1]	$ 69,706	$ 72,910
Other assets	[1]	57,695	52,750
Total assets		663,491	674,805
Liabilities and Shareholders’ Equity
Other liabilities		28,649	27,552
Shareholders’ equity		55,306	50,766
Total liabilities and equity		663,491	674,805
Parent Company
Assets
Due from banks, principally interest-bearing		11,585	5,288
Available-for-sale securities		662	672
Other assets		974	1,101
Total assets		90,859	79,088
Liabilities and Shareholders’ Equity
Long-term debt		34,332	26,983
Other liabilities		1,221	1,339
Shareholders’ equity		55,306	50,766
Total liabilities and equity		90,859	79,088
Parent Company | Bank subsidiaries
Assets
Investments in subsidiaries		61,495	59,202
Advances to subsidiaries		12,100	9,100
Parent Company | Nonbank subsidiaries
Assets
Investments in subsidiaries		3,884	3,575
Advances to subsidiaries		$ 159	$ 150

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.